12. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Details
Deferred Tax Assets (Liabilities), Insurance Commissions	$ (5,399,148)	$ (6,043,688)
Deferred Tax Assets (Liabilities), Unearned Premium Reserves	2,126,996	1,656,106
Deferred Tax Assets (Liabilities), Unrealized Gain on Marketable Debt Securities	650,626	(1,465,727)
Deferred Tax Liabilities, Other	$ (31,132)	$ (29,629)